Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000194706
Shareholder Report [Line Items]
Fund Name	Inspire 100 ETF
Trading Symbol	BIBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/bibl. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/bibl
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a NAV return of 19.77% for the first 6 months of the 2026 fiscal year. This strong performance was driven predominantly by the upward momentum in the US large-cap equity market, even with the short correction in March due to the military actions in Iran. The sectors that helped support the Fund's  positive performance were Materials, Information Technology, Energy, and Industrials. The sectors that caused the most drag on performance were Consumer Discretionary and Health Care. Although there was volatility in the markets during the period due to uncertainty about the resolution of the Iran conflict, the Fund performed in line with the broader large-cap market. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations, considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500® Index
Oct-2017	$10,000	$10,000	$10,000
May-2018	$10,707	$10,758	$10,642
May-2019	$10,626	$10,742	$11,045
May-2020	$12,398	$12,477	$12,463
May-2021	$17,602	$18,230	$17,488
May-2022	$16,200	$16,872	$17,435
May-2023	$15,461	$16,178	$17,945
May-2024	$19,243	$20,230	$23,003
May-2025	$20,424	$21,552	$26,113
May-2026	$28,271	$29,926	$33,890

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	19.77%	38.42%	9.94%	12.87%
Inspire 100 Index	19.91%	38.86%	10.42%	13.62%
S&P 500® Index	11.34%	29.78%	14.15%	15.28%

Performance Inception Date	Oct. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 459,983,965
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 479,113
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$459,983,965 Number of Portfolio Holdings101 Advisory Fee (net of waivers)$479,113 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.1%
Consumer Staples	0.4%
Consumer Discretionary	0.5%
Utilities	3.4%
Health Care	3.7%
Materials	4.7%
Energy	6.6%
Financials	7.3%
Real Estate	14.0%
Technology	29.3%
Industrials	29.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	8.8%
KLA Corporation	5.4%
Arista Networks, Inc.	4.8%
Amphenol Corporation, Class A	4.3%
Welltower, Inc.	3.3%
Interactive Brokers Group, Inc., Class A	3.3%
Prologis, Inc.	3.0%
Vertiv Holdings Company, Class A	2.8%
Progressive Corporation (The)	2.5%
Parker-Hannifin Corporation	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000248596
Shareholder Report [Line Items]
Fund Name	Inspire 500 ETF
Trading Symbol	PTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire 500 ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ptl. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ptl
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$5	0.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 13.17%. This strong positive performance was driven by upward momentum over the past several months in the broader US large cap markets. The sectors that contributed most to the positive performance within the Fund were Energy, Information Technology, Materials, and Industrials. The sectors that caused the largest drag on performance were Health Care, Financials, and Consumer Discretionary. During the last several months, the adviser has seen a minor correction and strong recovery in the broader US large cap market due to uncertainty about the path forward in the Iran war. The Fund performed better than the broader large-cap market during the period due to the Fund having minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large-cap markets for the past couple of years but have been a drag on the market during the last several months. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500® Index
Mar-2024	$10,000	$10,000	$10,000
May-2024	$9,860	$9,862	$10,138
May-2025	$11,155	$11,163	$11,509
May-2026	$14,671	$14,700	$14,937

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	13.17%	31.52%	19.19%
Inspire 500 Index	13.20%	31.68%	19.30%
S&P 500® Index	11.34%	29.78%	20.17%

Performance Inception Date	Mar. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 843,201,434
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 307,362
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$843,201,434 Number of Portfolio Holdings484 Advisory Fee $307,362 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.2%
Consumer Staples	2.3%
Utilities	4.3%
Health Care	4.8%
Real Estate	5.6%
Consumer Discretionary	6.3%
Materials	6.8%
Financials	7.1%
Energy	9.3%
Industrials	18.7%
Technology	33.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	12.9%
Exxon Mobil Corporation	3.5%
Caterpillar, Inc.	2.1%
Home Depot, Inc. (The)	1.9%
Palantir Technologies, Inc., Class A	1.9%
QUALCOMM, Inc.	1.5%
GE Vernova, Inc.	1.5%
Linde PLC	1.4%
KLA Corporation	1.2%
Arista Networks, Inc.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000176728
Shareholder Report [Line Items]
Fund Name	Inspire Corporate Bond ETF
Trading Symbol	IBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ibd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ibd
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 0.66%. This slightly positive performance was driven by falling interest rates on the short end of the yield curve versus interest rates rising on the intermediate and long end of the yield curve, as expectations for rate cuts by the Federal Reserve may be off the table until 2027. The investment-grade quality bond portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
05/31/18	$9,925	$10,011	$9,983	$9,982
05/31/19	$10,490	$10,680	$10,644	$10,629
05/31/20	$11,022	$11,588	$11,410	$11,377
05/31/21	$11,301	$12,151	$11,849	$11,759
05/31/22	$10,428	$11,237	$10,989	$10,937
05/31/23	$10,400	$11,245	$10,992	$10,936
05/31/24	$10,830	$11,827	$11,540	$11,438
05/31/25	$11,547	$12,659	$12,359	$12,240
05/31/26	$12,095	$13,332	$13,024	$12,882

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	0.66%	4.74%	1.37%	2.16%
Inspire Corporate Bond Impact Index	0.99%	5.31%	1.87%	3.29%
Bloomberg Intermediate Corporate Index	0.82%	5.38%	1.91%	3.02%
Bloomberg U.S. Intermediate Credit Index	0.78%	5.25%	1.84%	2.89%

Performance Inception Date	Jul. 10, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 466,800,827
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 701,348
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$466,800,827 Number of Portfolio Holdings251 Advisory Fee $701,348 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.6%
Financials	4.9%
Consumer Discretionary	5.3%
Consumer Staples	5.9%
Materials	7.1%
Health Care	7.2%
Utilities	8.1%
Energy	9.5%
Technology	13.7%
Real Estate	18.3%
Industrials	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trimble, Inc., 4.900%, 06/15/28	2.2%
Amphenol Corporation, 4.350%, 06/01/29	2.2%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	2.2%
Valero Energy Corporation, 4.350%, 06/01/28	2.2%
Cboe Global Markets, Inc., 3.650%, 01/12/27	2.2%
Camden Property Trust, 4.900%, 01/15/34	2.2%
AutoZone, Inc., 3.750%, 06/01/27	2.2%
Automatic Data Processing, Inc., 4.450%, 09/09/34	2.1%
Baxter International, Inc., 3.950%, 04/01/30	2.1%
Jabil, Inc., 3.600%, 01/15/30	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000223048
Shareholder Report [Line Items]
Fund Name	Inspire Growth ETF
Trading Symbol	GLRY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	semi-annual shareholder report
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/glry
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Growth ETF	$43	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 13.68%. This strong positive performance was driven predominantly by the upward trajectory of the US large-cap and mid-cap markets during the period. The Fund’s focus on the momentum factor, which was in favor over the period, as well as security selection in the Energy, Industrials and Information Technology sectors helped achieve the positive performance within the Fund during the period. The sectors that caused the largest drag on performance were Communication Services and Utilities. Although there was volatility in the markets during the period due to uncertainty about the resolution of the Iran war, the Fund performed well versus the broader large-cap and mid-cap markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire Growth ETF - NAV	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
May-2021	$11,788	$12,269	$11,548
May-2022	$9,660	$11,469	$11,443
May-2023	$9,806	$11,168	$11,712
May-2024	$12,893	$14,068	$14,975
May-2025	$13,732	$14,373	$16,845
May-2026	$17,834	$18,092	$21,844

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (December 7, 2020)
Inspire Growth ETF - NAV	13.68%	29.88%	8.63%	11.14%
S&P MidCap 400® Index	13.35%	25.88%	8.08%	11.43%
S&P Composite 1500® Index	11.54%	29.67%	13.60%	15.33%

Performance Inception Date	Dec. 07, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 163,666,611
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 461,291
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$163,666,611 Number of Portfolio Holdings33 Advisory Fee $461,291 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.0%Footnote Reference*
Materials	1.8%
Real Estate	2.6%
Utilities	3.0%
Communications	4.7%
Energy	4.9%
Consumer Staples	5.1%
Consumer Discretionary	7.4%
Health Care	8.1%
Financials	10.2%
Technology	23.0%
Industrials	29.2%
Footnote	Description
Footnote*	Percentage rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	5.9%
Monolithic Power Systems, Inc.	5.6%
Broadcom, Inc.	5.6%
Curtiss-Wright Corporation	5.0%
AppLovin Corporation, Class A	4.7%
EMCOR Group, Inc.	4.7%
Amphenol Corporation, Class A	4.7%
BWX Technologies, Inc.	4.1%
United Therapeutics Corporation	3.8%
Casey's General Stores, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000237005
Shareholder Report [Line Items]
Fund Name	Inspire Fidelis Multi Factor ETF
Trading Symbol	FDLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/fdls. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/fdls
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$31	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 13.27%. This strong positive performance was driven predominantly by the upward momentum in the US equity markets, and in particular the small and mid-cap segments of the markets, during the period. It is also worth noting that the international markets helped with positive performance during the period. Security selection in the Information Technology, Real Estate, and Energy sectors contributed most to the positive performance. The sectors that caused the largest drag on performance were Health Care, Utilities, and Consumer Discretionary. Although there was volatility in the global markets during the period due to the Iran war and geopolitical tensions with Russia and China, the Fund performed in line with the broader global markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Index
08/23/22	$10,000	$10,000	$10,000	$10,000
09/30/22	$8,808	$8,841	$8,736	$8,746
12/31/22	$9,799	$9,899	$9,661	$9,600
03/31/23	$10,120	$10,239	$10,404	$10,301
06/30/23	$10,970	$11,126	$11,118	$10,938
09/30/23	$10,721	$10,896	$10,711	$10,566
12/31/23	$11,897	$12,125	$11,920	$11,731
03/31/24	$12,384	$12,654	$13,001	$12,693
06/30/24	$12,064	$12,336	$13,409	$13,057
09/30/24	$12,846	$13,164	$14,261	$13,921
12/31/24	$12,782	$13,173	$14,181	$13,783
03/31/25	$12,230	$12,622	$14,008	$13,601
06/30/25	$13,834	$14,312	$15,609	$15,168
09/30/25	$15,242	$15,801	$16,824	$16,325
12/31/25	$15,642	$16,239	$17,440	$16,862
03/31/26	$16,226	$16,885	$16,953	$16,322
05/31/26	$17,784	$18,490	$19,668	$18,911

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	13.27%	35.72%	16.50%
WI Fidelis Multi-Cap, Multi-Factor Index	13.45%	36.53%	17.71%
S&P Global 1200 Index	14.04%	31.64%	19.65%
MSCI ACWI Index	13.32%	30.27%	18.41%

Performance Inception Date	Aug. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 201,576,203
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 360,108
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$201,576,203 Number of Portfolio Holdings101 Advisory Fee $360,108 Portfolio Turnover119%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Utilities	1.7%
Real Estate	2.2%
Communications	2.5%
Consumer Discretionary	4.4%
Consumer Staples	5.1%
Materials	6.0%
Energy	7.9%
Health Care	11.8%
Financials	13.6%
Industrials	22.1%
Technology	22.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Sanmina Corporation	1.9%
MYR Group, Inc.	1.6%
ViaSat, Inc.	1.5%
Taboola.com Ltd.	1.4%
ArcBest Corporation	1.4%
Amkor Technology, Inc.	1.4%
Microchip Technology, Inc.	1.3%
China Yuchai International Ltd.	1.3%
Industrial Logistics Properties Trust	1.3%
Constellium S.E.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000176729
Shareholder Report [Line Items]
Fund Name	Inspire Global Hope ETF
Trading Symbol	BLES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/bles. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/bles
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$29	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 12.43%. This strong performance was driven by the upward momentum and global security selection in the Information Technology, Energy and Materials sectors. The other sectors that helped achieve this positive performance came from Industrials, Utilities, and Communication Services. The sectors that caused the largest drag on performance were Health Care and Consumer Discretionary. Although the adviser did see volatility in the global markets during the period due to the war in Iran as well as geopolitical tensions with Russia and China, the Fund performed in line with the broader international large-cap market. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations, considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
Feb-2017	$10,000	$10,000	$10,000
May-2017	$10,408	$10,461	$10,496
May-2018	$11,488	$11,565	$11,794
May-2019	$11,150	$11,448	$11,817
May-2020	$10,979	$11,135	$12,628
May-2021	$17,169	$17,304	$17,872
May-2022	$16,061	$16,310	$17,129
May-2023	$15,496	$15,880	$17,532
May-2024	$18,542	$19,132	$21,913
May-2025	$20,055	$20,918	$24,964
May-2026	$24,841	$26,076	$32,862

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	12.43%	23.86%	7.67%	10.33%
Inspire Global Hope Index	12.64%	24.66%	8.55%	10.91%
S&P Global 1200 Index	14.04%	31.64%	12.95%	13.72%

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 156,108,716
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 208,671
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$156,108,716
Number of Portfolio Holdings	401
Advisory Fee	$208,671
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.2%
Preferred Stocks	0.2%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	1.2%
Communications	1.4%
Consumer Staples	5.2%
Consumer Discretionary	5.5%
Energy	6.0%
Health Care	6.4%
Utilities	6.8%
Real Estate	7.3%
Materials	11.0%
Financials	12.4%
Technology	17.8%
Industrials	18.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.2%
Bloom Energy Corporation, Class A	0.5%
Marvell Technology, Inc.	0.5%
Infineon Technologies A.G.	0.5%
Super Micro Computer, Inc.	0.5%
ON Semiconductor Corporation	0.5%
Semtech Corporation	0.5%
STMicroelectronics N.V.	0.5%
Datadog, Inc., Class A	0.5%
Western Digital Corporation	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000214760
Shareholder Report [Line Items]
Fund Name	Inspire International ETF
Trading Symbol	WWJD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/wwjd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/wwjd
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 11.03%. This positive performance was driven predominantly by the upward momentum in the International and Emerging markets during the period. Security selection in the Information Technology, Energy, and Materials sectors helped achieve this positive performance. The sectors that caused the largest drag on performance were Health Care and Consumer Discretionary. Although there was volatility in the international markets during the period due to the war in Iran and the closure of the Hormuz Strait, the Fund performed in line with the broader global international markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire International ETF - NAV	Inspire International NTR Index	S&P International 700 TR	Inspire Global Hope Ex-US GTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
05/31/20	$9,215	$9,166	$9,323	$8,789
05/31/21	$14,592	$14,352	$13,393	$13,823
05/31/22	$13,202	$13,013	$11,981	$12,609
05/31/23	$13,019	$12,320	$12,132	$12,570
05/31/24	$15,072	$14,275	$14,422	$14,670
05/31/25	$17,042	$16,247	$16,566	$16,821
05/31/26	$20,601	$19,766	$22,474	$20,606

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	11.03%	20.88%	7.14%	11.45%
Inspire International NTR Index	11.37%	21.66%	6.61%	10.76%
S&P International 700 TR	20.06%	35.66%	10.91%	12.91%
Inspire Global Hope Ex-US GTR Index	11.86%	22.50%	8.31%	11.45%

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 514,290,410
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 1,048,338
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$514,290,410
Number of Portfolio Holdings	201
Advisory Fee	$1,048,338
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	0.9%
Preferred Stocks	0.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.9%
Real Estate	2.8%
Communications	2.9%
Consumer Discretionary	5.0%
Health Care	5.6%
Energy	6.5%
Consumer Staples	7.1%
Technology	8.9%
Utilities	9.6%
Materials	14.7%
Financials	17.4%
Industrials	17.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Infineon Technologies A.G.	1.0%
STMicroelectronics N.V.	1.0%
Renesas Electronics Corporation	0.9%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.9%
NXP Semiconductors N.V.	0.8%
Samsung SDI Company Ltd.	0.7%
Intertek Group plc	0.7%
Edenred S.E.	0.7%
FANUC Corporation	0.7%
Tate & Lyle plc	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000176730
Shareholder Report [Line Items]
Fund Name	Inspire Small/Mid Cap ETF
Trading Symbol	ISMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/ismd. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/ismd
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$24	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.44%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 22.90%. This strong positive performance was driven predominantly by the upward momentum of the US midcap and small cap markets during the period. Security selection in the Energy, Information Technology, and Materials sectors helped the performance of the Fund from a positive perspective but the sectors that caused the largest drag to performance were Consumer Staples and Utilities. Although there was volatility and a market correction in the markets during the period due to uncertainty about the path forward in the Iran war, the Fund performed in line with the broader small and mid-cap markets. During the six-month period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
05/31/17	$9,728	$9,734	$9,767	$9,579
05/31/18	$11,504	$11,689	$11,796	$11,782
05/31/19	$10,492	$10,580	$10,729	$10,196
05/31/20	$9,549	$9,694	$10,360	$9,131
05/31/21	$15,997	$16,937	$17,048	$17,639
05/31/22	$14,856	$15,892	$14,165	$15,993
05/31/23	$14,244	$15,301	$13,502	$14,536
05/31/24	$17,194	$18,579	$16,218	$16,926
05/31/25	$16,835	$18,265	$16,410	$16,424
05/31/26	$23,430	$25,557	$23,480	$22,039

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	22.90%	39.18%	7.93%	9.64%
Inspire Small/Mid Cap Index	23.18%	39.93%	8.58%	10.67%
Russell 2000® Index	17.47%	43.08%	6.61%	9.66%
S&P SmallCap 600® Equal Weight Index	16.48%	34.19%	4.55%	8.91%

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 316,824,054
Holdings Count | Holding	499
Advisory Fees Paid, Amount	$ 392,704
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$316,824,054 Number of Portfolio Holdings499 Advisory Fee $392,704 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%
Right	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.3%
Communications	2.6%
Utilities	2.7%
Consumer Staples	4.8%
Energy	5.3%
Materials	7.1%
Real Estate	7.8%
Health Care	9.6%
Consumer Discretionary	11.6%
Financials	15.1%
Industrials	15.2%
Technology	17.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
agilon health, Inc.	2.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.3%
MaxLinear, Inc., Class A	0.9%
Ambiq Micro, Inc.	0.5%
Penguin Solutions, Inc.	0.5%
Vishay Intertechnology, Inc.	0.5%
Redwire Corporation	0.5%
Kopin Corporation	0.4%
Aehr Test Systems	0.4%
T1 Energy, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000220340
Shareholder Report [Line Items]
Fund Name	Inspire Capital Appreciation ETF
Trading Symbol	RISN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Inspire Capital Appreciation ETF for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.inspireetf.com/etf/risn. You can also request this information by contacting us at 1-877-658-9473.
Additional Information Phone Number	1-877-658-9473
Additional Information Website	www.inspireetf.com/etf/risn
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Capital Appreciation ETF	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the 2026 fiscal year of 4.64%. Since the Fund has a current target of 80% to be invested in US large cap stocks, most of this positive performance was driven by the upward momentum in the US large-cap equity markets during the period. Security selection in the Communication Services and Energy sectors helped with positive performance, but the sectors that caused the largest drag on performance were the Health Care and Consumer Discretionary sectors. The Fund is also currently invested at a 20% level in Treasury exposure, which was only slightly positive within the Fund for the period due to the belief that interest rate cuts by the Federal Reserve will not resume until 2027 at the earliest. Although there was volatility in both the equity and fixed income markets during the period, the Fund performed in line with the broader large-cap market as well as the intermediate fixed income markets. During the six-month  period ended May 31, 2026, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Inspire Capital Appreciation ETF - NAV	S&P Target Risk Moderate Index
Jul-2020	$10,000	$10,000
May-2021	$11,922	$11,202
May-2022	$11,205	$10,396
May-2023	$10,561	$10,348
May-2024	$12,317	$11,462
May-2025	$12,936	$12,457
May-2026	$15,027	$14,337

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	Since Inception (July 15, 2020)
Inspire Capital Appreciation ETF - NAV	4.64%	16.17%	4.74%	7.18%
S&P Target Risk Moderate Index	5.60%	15.09%	5.06%	6.32%

Performance Inception Date	Jul. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 87,303,103
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 215,493
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$87,303,103 Number of Portfolio Holdings28 Advisory Fee $215,493 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	80.8%
Exchange-Traded Funds	19.2%
Money Market Funds	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	2.7%
Communications	4.0%
Health Care	4.5%
Energy	6.8%
Consumer Discretionary	15.7%
Fixed Income	19.1%
Industrials	20.1%
Technology	26.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab Short-Term U.S. Treasury ETF	19.1%
Fortinet, Inc.	4.9%
Super Micro Computer, Inc.	4.2%
Old Dominion Freight Line, Inc.	4.1%
Landstar System, Inc.	4.1%
Sirius XM Holdings, Inc.	4.0%
Texas Pacific Land Corporation	3.7%
Deckers Outdoor Corporation	3.3%
Mueller Industries, Inc.	3.2%
Hess Midstream, L.P., Class A	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized